Other Operating Expenses (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Other Operating Expenses
Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2020	January 31, 2019
(Gain) loss on litigation	$(40.0)	$1.3
Restructuring costs	2.4	0.2
Foreign exchange loss on working capital elements	15.0	24.2
Gain on forward exchange contracts	(6.1)	(18.8)
Other	0.6	0.6
Total	$(28.1)	$7.5